SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Corporate income taxes payable	$ 12,466
Individual income taxes payable	37,623	19,466
Total taxes payable	$ 50,089	$ 19,466